Accounts Receivable (Details) - Schedule of accounts receivable - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts receivable [Abstract]
Trade receivables		$ 95
Less: Allowance for doubtful accounts
Net trade receivables		$ 95